Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ISA
Trade and other receivables
Gross accounts receivable	$ 2,202,739	$ 1,772,101
Provision for expected losses, included in provision line for expected credit losses	432,750	368,299
Net book value of accounts receivable included in others	1,769,989	$ 1,403,802
Ecopetrol
Trade and other receivables
Account receivable from dividend	6,788,385
Reficar
Trade and other receivables
Contribution from Ministry of Finance and Public Credit	$ 7,461,088